Offerings - Offering: 1	May 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $0.01 par value per share, reserved for issuance pursuant to the Amended and Restated CubeSmart 2007 Equity Incentive Plan
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	42.49
Maximum Aggregate Offering Price	$ 212,450,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 32,526.10
Offering Note	Consists of common shares of beneficial interest, par value $0.01 per share ("Common Shares") of CubeSmart (the "Registrant") reserved for issuance under the Amended and Restated CubeSmart 2007 Equity Incentive Plan (the "Plan"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Common Shares of the Registrant that become issuable under the Plan by reason of any future share dividend, share split, recapitalization, or similar event or change that increases the number of the Registrant's outstanding Common Shares. Estimated in accordance with Rule 457(h)(1) under the Securities Act solely for purposes of calculating the registration fee, based on the average of the high and low sales prices for the Common Stock as reported on the New York Stock Exchange on May 15, 2025, or $42.49 (rounded up to the nearest cent).